Assumptions Used to Estimate Fair Values of Share Options Granted - Baidu, Inc. (Detail) - Parent Company	12 Months Ended
Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate, minimum	1.92%
Risk-free interest rate, maximum	2.96%
Dividend yield	0.00%
Expected volatility range, minimum	40.66%
Expected volatility range, maximum	47.03%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life	5 years 3 months 3 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life	5 years 5 months 26 days